Cash and cash equivalents	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Cash and cash equivalents
3	Cash and cash equivalents

3A.	Accounting policy
Cash and cash equivalents comprises cash on hand, demand deposits and highly liquid investments with an original maturity of up to three month that are readily convertible into cash and which are subject to an insignificant risk of changes in value.

3B.	Cash and cash equivalents consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Cash balances	US$	1.5	Rs.	114.7	Rs.	111.1
Balances with banks (including deposits with original maturity of up to three months)		5,033.2		381,475.4		316,889.0

Total	US$	5,034.7	Rs.	381,590.1	Rs.	317,000.1